Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss for the year	$ (3,763,075)	$ (3,511,667)	$ (5,231,295)
Items not affecting cash
Depreciation	24,199	28,277	28,274
Impairment of exploration and evaluation assets	501,620
Loss on disposal of property, plant and equipment			1,760
Amortization of right-of-use assets	121,432
Arrangement fee on gold loan payable	50,000
Interest, accretion and standby fees on gold loan payable	216,918
Unrealized loss on derivative financial liabilities	66,631
Unrealized gain on gold in trust	(236,217)
Realized gain on sale of gold in trust	(200,932)
Unrealized foreign exchange on gold loan payable	(102,104)
Unrealized foreign exchange on gold in trust	73,937
Share-based payments	933,120	1,308,740	2,693,070
Accounts receivable and prepaid expenses	243,699	(35,453)	11,935
Trade and other payables	178,447	290,182	(178,511)
Net cash used in operating activities	(1,892,325)	(1,919,921)	(2,674,767)
Investing activities
Deposits on mill equipment		(7,694,900)	(3,642,826)
Property, plant and equipment – purchase	(427,597)	(802,804)	(305,074)
Exploration and evaluation assets – costs	(3,324,173)	(9,674,048)	(8,860,153)
Net cash used in investing activities	(3,751,770)	(18,171,752)	(12,808,053)
Financing activities
Issuance of shares, net of share issue costs		8,838,441	19,115,418
Options exercised		16,560	1,105,290
Share issuance cost on cashless exercise of options (Note 9(d))		(17,282)	(203,232)
Warrants and finders’ warrants exercised			2,029,872
Net proceeds on gold in trust	1,577,704
Repayment of lease liabilities	(101,975)
Net cash from financing activities	1,475,729	8,837,719	22,047,348
Change in cash and cash equivalents	(4,168,366)	(11,253,954)	6,564,528
Cash and cash equivalents, beginning of year	5,080,580	16,334,534	9,770,006
Cash and cash equivalents, end of year	$ 912,214	$ 5,080,580	$ 16,334,534